NOTE 6 - ACCRUED EXPENSES - RELATED PARTIES (Details)	1 Months Ended
Jul. 31, 2016 USD ($)
Accounts Payable and Accrued Liabilities [Member]
NOTE 6 - ACCRUED EXPENSES - RELATED PARTIES (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 1,389,772